[FRONT COVER]

Annual Report December 31, 2001


Oppenheimer Select Managers
Mercury Advisors
S&P 500(R) Index Fund

[LOGO]  OPPENHEIMERFUNDS/R/
        THE RIGHT WAY TO INVEST

OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND

OBJECTIVE
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500(R) INDEX FUND seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the S&P 500) as closely as possible before deduction of Fund expenses.

NARRATIVE BY INVESTMENT TEAM While we are never satisfied with negative results, we are nonetheless pleased that Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund Class A shares (-11.50% at Net Asset Value) performed slightly better than its benchmark, the S&P 500 Index (-11.79%), from the Fund's inception on February 16, 2001, to the end of its fiscal year on December 31, 2001.

During the first quarter of 2001, the U.S. equity market experienced extreme volatility. Corporate profits continued to shrink with one earnings disappointment after another.The Federal Reserve Board cut short-term interest rates three times during the first quarter 2001, but each had little effect on stabilizing the U.S. equity markets. During the second quarter of 2001, the U.S. equity markets were able to recoup some of their first quarter losses. The Federal Reserve again cut rates, this time with two 50-basis-point rate cuts and one 25-basis-point cut. Despite the aggressive interest rate cuts, the market was unable to produce stellar returns during the first half of 2001.

The third quarter of 2001 will be forever ingrained in all of our minds, as on September 11, 2001, our nation became victim to the most tragic of terrorist acts. On the day the market reopened, the major stock indices fell to their lowest levels since the autumn of 1988. Airlines, beset by news of layoffs, were hard hit, and the performances of many consumer cyclical areas were also off. There was strength in defense, healthcare and some segments of the food, beverage and tobacco sectors.The fourth quarter of 2001 experienced a tremendous rebound from the record-setting lows of the third quarter. As most major exchanges suffered through September, they made considerable recoveries in the fourth quarter with the Dow Jones Industrial Average up 13.27% from the third quarter. Nasdaq closed up 30.13% and the S&P 500 closed up 10.3% from the third quarter.

The extreme volatility that plagued the Fund and the S&P 500 during the period also had a major effect on sectors. Surprisingly, during the first three months of 2001 not one sector of the Fund posted a positive gain. Second and third quarter 2001 saw a flip-flop of contributing and detracting sectors, such as technology. A major contributor in the second quarter, technology lost almost 35% in the third quarter. As discussed earlier, the fourth quarter saw positive gains from almost every sector except energy.

For the Fund's fiscal year (2/16/01-12/31/01), growth stocks outperformed value as the S&P BARRA Growth Index returned -10.31% versus -13.78% for the S&P BARRA Value Index. During the same period, the best sectors within the S&P 500 were basic materials and consumer cyclicals, while technology and consumer services were the worst performing sectors.

Despite the broad fourth quarter recovery, which was led by more traditionally aggressive sectors, there is no definitive sign in sight yet that the equity markets will stabilize with an increasing number of companies pre-announcing worse-than-expected earnings. Nevertheless, the markets invariably look ahead and will continue to be volatile as investors react hastily to the release of various current events and statistics.Additionally, as the Federal Reserve Board keeps its prospects for productivity growth and works to strive for price stability and sustainable economic growth in the U.S. economy, the outlook for the markets look favorable.With that in mind, the portfolio is expected to continue to meet its objectives of replicating the risks and returns of the benchmark index and that is what makes Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund part of The Right Way to Invest.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE AND RETURN OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

1 Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

FUND PERFORMANCE


MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the period that began February 16, 2001, and ended December 31, 2001, Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund posted a negative return, but outperformed its benchmark, the S&P 500 Index. As the Fund objective is to match the returns of the S&P 500 Index, we are pleased with the Fund's relative outperformance. An extremely volatile year, highlighted by the first recession in 10 years and the terrorist attacks of September 11, were among the factors that affected the Fund's performance during the period. Throughout the year, the Fund's managers invested in stocks listed on the benchmark, the S&P 500 Index, and allocated approximately the same percentage of the Fund's assets to each industry sector as the Index. Rather than emphasizing specific sectors, they added value to the Fund and exceeded the benchmark's performance by identifying and investing selectively in each industry's most attractive stocks.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2001. Performance for Class A, B, C and Y shares is measured from the inception of each class on February 16, 2001. Performance for Class N shares is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.

The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.



CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund (Class A) S&P 500 Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors
                S&P 500         S&P 500
                Index Fund      Index

02/16/01        9,425           10,000
03/31/01        8,445            9,367
06/30/01        8,916            9,915
09/30/01        7,597            8,460
12/31/01        8,341            9,364



CUMULATIVE TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 12/31/01
SINCE INCEPTION         -16.59%

Class A, B, C, N & Y index performance information began on 2/28/01.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.

2 Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

FUND PERFORMANCE

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund (Class B) S&P 500 Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors
                S&P 500         S&P 500
                Index Fund      Index

02/16/01        10,000          10,000
03/31/01         8,950           9,367
06/30/01         9,430           9,915
09/30/01         8,030           8,460
12/31/01         8,360           9,364


CUMULATIVE TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 12/31/01
SINCE INCEPTION         -16.40%




CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund (Class C) S&P 500 Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors
                S&P 500         S&P 500
                Index Fund      Index

02/16/01        10,000          10,000
03/31/01         8,960           9,367
06/30/01         9,430           9,915
09/30/01         8,020           8,460
12/31/01         8,702           9,364


CUMULATIVE TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 12/31/01
SINCE INCEPTION         -12.98%





Class A, B, C, N & Y index performance information began on 2/28/01.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.


3  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

FUND PERFORMANCE

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund (Class N) S&P 500 Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors
                S&P 500         S&P 500
                Index Fund      Index

03/01/01        10,000          10,000
03/31/01         9,403           9,367
06/30/01         9,906           9,915
09/30/01         8,428           8,460
12/31/01         9,153           9,364


CUMULATIVE TOTAL RETURN OF CLASS N SHARES OF THE FUND AT 12/31/01
SINCE INCEPTION         - 8.47%




CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund (Class Y) S&P 500 Index

                Oppenheimer
                Select
                Managers
                Mercury
                Advisors
                S&P 500         S&P 500
                Index Fund      Index

02/16/01        10,000          10,000
03/31/01         8,970           9,367
06/30/01         9,480           9,915
09/30/01         8,090           8,460
12/31/01         8,900           9,364


CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 12/31/01
SINCE INCEPTION         -11.00%

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.

4  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund



STATEMENT OF ASSETS AND LIABILITIES      DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Master S&P 500 Index Series (cost $10,640,266)                                                            $10,729,206
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                          644,911
Other                                                                                                                           477
                                                                                                              ----------------------
Total assets                                                                                                             11,374,594

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Distribution and service plan fees                                                                                            5,344
Legal, auditing and other professional fees                                                                                   2,856
Registration and filing fees                                                                                                  2,564
Shares of beneficial interest redeemed                                                                                        1,604
Transfer and shareholder servicing agent fees                                                                                   303
Trustees' compensation                                                                                                          195
Shareholder reports                                                                                                              39
Other                                                                                                                         1,322
                                                                                                              ----------------------
Total liabilities                                                                                                            14,227

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                              $11,360,367
                                                                                                              ======================

------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                         $11,308,521
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                             1,533
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                            (265,145)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                                   315,458
                                                                                                              ----------------------
NET ASSETS                                                                                                              $11,360,367
                                                                                                              ======================




 5  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund



STATEMENT OF ASSETS AND LIABILITIES CONTINUED     DECEMBER 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,597,778 and 406,567 shares of beneficial interest outstanding)                                                             $8.85
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                                   $9.39

------------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,189,283
and 135,173 shares of beneficial interest outstanding)                                                                        $8.80

------------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,557,844
and 177,202 shares of beneficial interest outstanding)                                                                        $8.79

------------------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,014,350
and 568,436 shares of beneficial interest outstanding)                                                                        $8.82

------------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,112 and 125 shares of beneficial interest outstanding)                                                       $8.90



See accompanying Notes to Financial Statements.




 6 Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund NET





STATEMENT OF OPERATIONS FOR THE PERIOD FROM FEBRUARY 16, 2001 (INCEPTION OF OFFERING) TO DECEMBER 31, 2001



INVESTMENT GAIN FROM MASTER S&P 500 INDEX SERIES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                                           $45,635

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES                                                                                                                     (1,846)

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                        43,789




FUND INCOME AND EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest from short-term obligations                                                                                             42

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Distribution and service plan fees:
Class A                                                                                                                       2,811
Class B                                                                                                                       4,059
Class C                                                                                                                       4,332
Class N                                                                                                                       5,908
------------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                       2,719
Class B                                                                                                                         967
Class C                                                                                                                         986
Class N                                                                                                                       2,796
Class Y                                                                                                                       3,344
------------------------------------------------------------------------------------------------------------------------------------
Administrative fees                                                                                                          16,168
------------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                 12,657
------------------------------------------------------------------------------------------------------------------------------------
Legal and other professional fees                                                                                             5,981
------------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                           3,883
------------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                        2,212
------------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                         4,274
                                                                                                              ----------------------
Total expenses                                                                                                               73,097
Less voluntary waiver of transfer and shareholder servicing agent fees-Classes A, B, C and N                                   (377)
Less voluntary waiver of transfer and shareholder servicing agent fees-Class Y                                               (3,344)
Less reduction to excess expenses                                                                                           (27,078)
                                                                                                              ----------------------
Net expenses                                                                                                                 42,298

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                         1,533

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER S&P 500 INDEX SERIES
Net realized gain (loss) on investments                                                                                     (38,627)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                          88,940
                                                                                                              ----------------------
Net realized and unrealized gain (loss)                                                                                      50,313
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                        $51,846
                                                                                                              ======================


See accompanying Notes to Financial Statements.





 7  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund



                                                                                                                     PERIOD ENDED
                                                                                                                DECEMBER 31, 2001(1)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                                              $1,533
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                                 (38,627)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                      88,940
                                                                                                              ----------------------
Net increase (decrease) in net assets resulting from operations                                                           51,846

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                                3,648,728
Class B                                                                                                                1,206,748
Class C                                                                                                                1,551,116
Class N                                                                                                                4,884,686
Class Y                                                                                                                      243

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                        11,343,367
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                       17,000 (2)
                                                                                                              ----------------------
End of period (including accumulated net investment income
of $1,533 for the period ended December 31, 2001)                                                                    $11,360,367
                                                                                                              ======================


1. For the period from February 16, 2001 (inception of offering) to December 31, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.





 8  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund



FINANCIAL HIGHLIGHTS

                                                           CLASS A                  CLASS B                CLASS C
                                                           ------------------       -------------------    -------------------
                                                           PERIOD ENDED             PERIOD ENDED           PERIOD ENDED
                                                           DECEMBER 31, 2001(1)     DECEMBER 31, 2001(1)   DECEMBER 31, 2001(1)
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                       $10.00                   $10.00                 $10.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  .01                     (.01)                  (.01)
Net realized and unrealized gain (loss)                     (1.16)                   (1.19)                 (1.20)
                                                ------------------      -------------------    -------------------
Total income (loss) from investment operations              (1.15)                   (1.20)                 (1.21)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $8.85                    $8.80                  $8.79
                                                ==================      ===================    ===================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                        (11.50)%                 (12.00)%               (12.10)%
-----------------------------------------------------------------------------------------------------------------------
------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $3,598                   $1,189                 $1,558
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,397                    $ 468                  $ 500
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                0.33%                    (0.40)%                (0.39)%
Expenses                                                    1.87%                    2.65%                  2.64%
Expenses, net of voluntary reimbursement of
expenses and waiver of transfer agent fees                  0.99%                    1.68%                  1.76%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3.21% (4)                3.21% (4)              3.21% (4)


1. For the period from February 16, 2001 (inception of offering) to December 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Series included elsewhere in this report.

See accompanying Notes to Financial Statements.






 9  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund



FINANCIAL HIGHLIGHTS CONTINUED


                                                                   CLASS N                CLASS Y
                                                                   ------------------     ------------------
                                                                   PERIOD ENDED           PERIOD ENDED
                                                                   DECEMBER 31, 2001(1)   DECEMBER 31, 2001(2)
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                $9.54                  $10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                           --                     .04
Net realized and unrealized gain (loss)                              (.72)                  (1.14)
                                                        ------------------      ------------------
Total income (loss) from investment operations                       (.72)                  (1.10)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $8.82                   $8.90
                                                        ==================      =====================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                 (7.55)%                (11.00)%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                           $5,014                      $1
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $1,425                      $1
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                               0.07%                   0.57%
Expenses                                                            2.14%                 384.04%
Expenses, net of voluntary reimbursement of expenses
and waiver of transfer agent fees                                   1.40%                   0.62%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3.21% (5)               3.21% (5)


1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. For the period from February 16, 2001 (inception of offering) to December 31, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Series included elsewhere in this report.

See accompanying Notes to Financial Statements.



10  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Mercury S&P 500 Index Fund (the Fund) is a separate series of Oppenheimer Select Managers, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests substantially all of its assets in the Master S&P 500 Index Series of the Quantitative Master Series Trust (the Trust), a registered open-end investment company that has the same goals as the Fund. The financial statements of the Trust are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Trust owned by the Fund at December 31, 2001 was 0.56%. As of December 31, 2001 the total return for the Master S&P Index Fund was (11.97)%. The Fund's investment objective is to seek to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. The Fund's administrator is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C, and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Shares of the Fund are available for purchase by retirement plans only. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION The Fund's investment in the Trust is valued based on the daily reported net asset value of the Trust. Valuation of securities held by the Trust is discussed in the notes to Master S&P 500 Index Series included elsewhere in this report.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

As of December 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
--------
2009    $200,753

$226,518 has been reclassified between net realized loss and unrealized appreciation to conform balances to the Fund's distributive share of partnership allocations from the Trust, following tax rules.



 11  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS CONTINUED

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:



                                                   PERIOD ENDED DECEMBER 31, 2001(1)
                                                     SHARES                AMOUNT
----------------------------------------------------------------------------------
CLASS A
Sold                                                508,428            $4,545,635
Dividends and/or distributions reinvested               --                     --
Redeemed                                           (103,261)             (896,907)
                                            ----------------    ------------------
Net increase (decrease)                             405,167            $3,648,728
                                            ================    ==================

----------------------------------------------------------------------------------
CLASS B
Sold                                                139,646            $1,247,649
Dividends and/or distributions reinvested                --                    --
Redeemed                                             (4,573)              (40,901)
                                            ----------------    ------------------
Net increase (decrease)                             135,073            $1,206,748
                                            ================    ==================

----------------------------------------------------------------------------------
CLASS C
Sold                                                196,810            $1,722,460
Dividends and/or distributions reinvested                --                    --
Redeemed                                            (19,708)             (171,344)
                                            ----------------    ------------------
Net increase (decrease)                             177,102            $1,551,116
                                            ================    ==================

----------------------------------------------------------------------------------
CLASS N
Sold                                                633,876            $5,457,358
Dividends and/or distributions reinvested                --                    --
Redeemed                                            (65,440)             (572,672)
                                            ----------------    ------------------
Net increase (decrease)                             568,436            $4,884,686
                                            ================    ==================


     (1) For the period from February 16, 2001 (inception of offering) to December 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to December 31, 2001, for Class N shares.


12       Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund





2.  SHARES OF BENEFICIAL INTEREST (continued)

                                                  PERIOD ENDED DECEMBER 31, 2001(1)
                                                     SHARES AMOUNT
---------------------------------------------------------------------------------
CLASS Y
Sold                                                     27            $      258
Dividends and/or distributions reinvested                --                    --
Redeemed                                                 (2)                  (15)
                                            ----------------    -----------------
Net increase (decrease)                                  25            $      243
                                            ================    =================


     (1) For the period from February 16, 2001 (inception of offering) to December 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to December 31, 2001, for Class N shares.

3.  INCREASES AND DECREASES OF INVESTMENTS IN TRUST
Increases and decreases in the Fund's investment in the Trust for the period ended December 31, 2001, were $11,382,292 and $753,655, respectively.

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
ADMINISTRATION FEES Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.50% of the average annual net assets of the Fund. During the period ended December 31, 2001, the Fund paid $16,168 to the Manager for administration services.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. Additionally, OFS has voluntarily waived the minimum fee for the Fund for the fiscal year ended December 31, 2001. The voluntary expense limits and waiver may be amended or withdrawn at any time.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.



13       Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund


NOTES TO FINANCIAL STATEMENTS CONTINUED


4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
------------------ ------------- ---------------- ---------------- ----------------- --------------- ----------------
PERIOD ENDED        AGGREGATE     CLASS A          CONCESSIONS ON   CONCESSIONS ON    CONCESSIONS     CONCESSIONS ON
                    FRONT-END     FRONT-END        CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                    SALES         SALES CHARGES    ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                    CHARGES ON    RETAINED BY      DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                    CLASS A       DISTRIBUTOR                                         DISTRIBUTOR(1)
                    SHARES
------------------- ------------- ---------------- ---------------- ----------------- --------------- ----------------
December 31, 2001   $24,676       $6,489           $8,294           $30,720           $15,212         $51,414
------------------- ------------- ---------------- ---------------- ----------------- --------------- ----------------

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
December 31, 2001   $--                    $301                    $--                     $20
------------------- ---------------------- ----------------------- ----------------------- ------------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended December 31, 2001, payments under the Class A Plan totaled $2,811, all of which were paid by the Distributor to recipients, and included $48 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, C and N plans provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.



14 Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS CONTINUED

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED DECEMBER 31,
2001, WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $4,059             $3,626          $ 38,162                      3.21%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         4,332              4,090            32,451                      2.08
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN         5,908              5,951           114,055                      2.27
------------------- ------------------ --------------- ---------------------------- -----------------------

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the period ended or at December 31, 2001.







15       Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Select Mercury Advisors S&P 500 Index Fund, which is a series of Oppenheimer Select Managers, as of December 31, 2001, and the related statements of operations and changes in net assets for the period February 16, 2001 (inception of offering) to December 31, 2001 and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund as of December 31, 2001, the results of its operations and the change in net assets for the period February 16, 2001 (inception of offering) to December 31, 2001 and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Denver, Colorado
February 22, 2002







16  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

FEDERAL INCOME TAX INFORMATION UNAUDITED


In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.











14  Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

OFFICERS AND TRUSTEES
================================================================================

OFFICERS AND TRUSTEES           James C.Swain, Chairman of the Board of Trustees
                                John V. Murphy, Trustee and President
                                William L.Armstrong, Trustee
                                Robert G.Avis, Trustee
                                George C. Bowen, Trustee
                                Edward L. Cameron, Trustee
                                Jon S. Fossel, Trustee
                                Sam Freedman, Trustee
                                C.Howard Kast, Trustee
                                Robert M. Kirchner, Trustee
                                F.William Marshall, Jr., Trustee
                                Robert G. Zack, Vice President & Secretary
                                Brian W.Wixted, Treasurer
                                Robert J. Bishop, Assistant Treasurer
                                Scott T. Farrar, Assistant Treasurer
                                Katherine P. Feld, Assistant Secretary
                                Kathleen T. Ives, Assistant Secretary
                                Denis R. Molleur, Assistant Secretary

================================================================================
NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
FUND AND LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING PAST FIVE
SERVED(2)                       YEARS AND OTHER TRUSTEESHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
JAMES C. SWAIN, Chairman,       Formerly Vice Chairman of the Manager (September
Chief Executive Officer         1988-January 2, 2002); President and a director
and Trustee (since 2001).       of Centennial Asset Management Corporation, a
Age: 68                         wholly owned subsidiary of the Manager and
                                Chairman of the Board of Shareholder Services,
                                Inc. a transfer agent subsidiary of the Manager.
--------------------------------------------------------------------------------
JOHN V. MURPHY,(3) President    Chairman, Chief Executive Officer and Director
and Trustee (since 2001).       (since June 30, 2001) and President (since
Age: 52                         September 2000) of OppenheimerFunds, Inc. (the
                                "Manager"); President and a trustee of other
                                Oppenheimer funds; President and a director
                                (since July 2001) of Oppenheimer Acquisition
                                Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager;
                                Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                                Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds
                                Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the Manager:OAM Institutional, Inc. and
                                Centennial Asset Management Corporation (since
                                November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments Inc.
                                (since July 2002); President (since November
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc., an investment advisor subsidiary of the Manager;
                                a director (since November 2001) of Trinity
                                Investment Management Corp. and Tremont
                                Advisers, Inc., investment advisory affiliates of the Manager. Executive Vice President (since
                                February 1997) of Massachusetts Mutual Life
                                Insurance Company, the Manager's parent company;
                                a director (since June 1995) of DBL Acquisition
                                Corporation; formerly Chief Operating Officer
                                (September 2000-June 2001) of the Manager;
                                President and Trustee (November 1999-November
                                2001) of MML Series Investment fund and
                                MassMutual Institutional Funds, open-end investment companies; a director (September
                                1999-August 2000) of C.M. Life Insurance
                                Company; President, Chief Executive Officer and
                                Director (September 1999-August 2000) of MML Bay
                                State Life Insurance Company; a director (June
                                1989-June 1998) of Emerald Isle Bancorp and
                                Hibernia Savings Bank,wholly owned subsidiary of Emerald Isle Bancorp; Executive Vice President,
                                Director and Chief Operating Officer (June 1995-
                                January 1997) of David L. Babson & Co., Inc., an investment advisor; Chief Operating Officer
                                (March 1993-December 1996) of Concert Capital
                                Management, Inc., an investment advisor.

Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund 18

OFFICERS AND TRUSTEES

NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
FUND AND LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING PAST FIVE
SERVED(2)                       YEARS AND OTHER TRUSTEESHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage
Trustee (since 2001).           banking companies: Cherry Creek Mortgage Company
Age: 64                         (since 1991), Centennial State Mortgage Company
                                (since 1994),The El Paso Mortgage Company (since
                                1993),Transland Financial Services, Inc. (since
                                1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995) and Ambassador Media
                                Corporation (since 1984); Director of the following public companies: Storage Technology
                                Corporation (computer equipment company) (since
                                1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                UNUMProvident (insurance company) (since 1991).

                                Formerly Director of International Family
                                Entertainment (television channel) (1992-1997)
                                and Natec Resources, Inc. (air pollution control
                                equipment and services company) (1991-1995),
                                Frontier Real Estate, Inc. (residential real
                                estate brokerage) (1994-1999), and Frontier
                                Title (title insurance agency) (1995-June 1999);
                                formerly U.S. Senator (January 1979-January
                                1991).
--------------------------------------------------------------------------------
ROBERT G. AVIS, Trustee         Formerly, (until February 2001) Director and
(since 2001).Age: 70            President of A.G. Edwards Capital, Inc.
                                (General Partner of private equity funds),
                                formerly, (until March 2000) Chairman, President
                                and Chief Executive Officer of A.G. Edwards
                                Capital, Inc.; formerly, (until March 1999) Vice
                                Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its
                                brokerage company subsidiary); (until March
                                1999) Chairman of A.G. Edwards Trust Company and
                                A.G.E. Asset Management (investment advisor).
--------------------------------------------------------------------------------
GEORGE C. BOWEN, Trustee        Formerly (until April 1999) Mr.Bowen held the
(since 2001).Age: 65            following positions: Senior Vice President (from
                                September 1987) and Treasurer (from March 1985
                                of the Manager; Vice President (from June 1983)
                                and Treasurer (since March 1985) of
                                OppenheimerFunds,Distributor, Inc., a subsidiary
                                of the Manager and the Fund's Distributor;
                                Senior Vice President (since February 1992),
                                Treasurer (since July 1991) Assistant Secretary
                                and a director (since December 1991) of
                                Centennial Asset Management Corporation; Vice
                                President (since October 1989) and Treasurer
                                (since April 1986) of HarbourView Asset
                                Management Corporation; President,Treasurer and
                                a director of Centennial Capital Corporation
                                (since June 1989); Vice President and Treasurer
                                (since August 1978) and Secretary (since April
                                1981) of Shareholder Services, Inc.; Vice
                                President, Treasurer and Secretary of
                                Shareholder Financial Services, Inc. (since
                                November 1989); Assistant Treasurer of
                                Oppenheimer Acquisition Corp. (since March
                                1998); Treasurer of Oppenheimer Partnership
                                Holdings, Inc. (since November 1989); Vice
                                President and Treasurer of Oppenheimer Real
                                Asset Management, Inc. (since July 1996);
                                Treasurer of OppenheimerFunds International Ltd.
                                and Oppenheimer Millennium Funds plc (since
                                October 1997).
--------------------------------------------------------------------------------
EDWARD L. CAMERON, Trustee      Formerly (from 1974-1999) a partner with
(since 2001).Age: 63            PricewaterhouseCoopers, LLP (an accounting firm)
                                and Chairman, Price Waterhouse LLP Global
                                Investment Management Industry Services Group
                                (from 1994-1998).
--------------------------------------------------------------------------------
JON S. FOSSEL, Trustee          Formerly (until October 1996) Chairman and a
(since 2001).Age: 59            director of the Manager; President and a
                                director of Oppenheimer Acquisition Corp.,
                                Shareholder Services, Inc. and Shareholder
                                Financial Services, Inc.
--------------------------------------------------------------------------------
SAM FREEDMAN, Trustee           Formerly (until October 1994) Chairman and Chief
(since 2001).Age: 61            Executive Officer of OppenheimerFunds Services,
                                Chairman, Chief Executive Officer and a director
                                of Shareholder Services, Inc., Chairman, Chief
                                Executive Officer and Director of Shareholder
                                Financial Services, Inc.,Vice President and
                                Director of Oppenheimer Acquisition Corp. and a
                                director of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
C. HOWARD KAST, Trustee         Formerly Managing Partner of Deloitte, Haskins &
(since 2001).Age: 80            Sells (an accounting firm).
--------------------------------------------------------------------------------
ROBERT M. KIRCHNER, Trustee     President of The Kirchner Company
(since 2001).Age: 80            (management consultants).

19 Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
FUND AND LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING PAST FIVE
SERVED(2)                       YEARS AND OTHER TRUSTEESHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
F. WILLIAM MARSHALL, JR.,       Formerly (until 1999) Chairman of SIS & Family
Trustee (since 2001).           Bank, F.S.B. (formerly SIS Bank); President,
Age: 59                         Chief Executive Officer and Director of SIS
                                Bankcorp., Inc. and SIS Bank (formerly
                                Springfield Institution for Savings) (1993-
                                1999); Executive Vice President (until 1999) of
                                Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive Office of Bank of Ireland
                                First Holdings, Inc. and First New Hampshire
                                Banks (1990-1993); Trustee (since 1996) of
                                MassMutual Institutional Funds and of MML Series
                                Investment Fund (open-end investment companies).

OFFICERS
--------------------------------------------------------------------------------
ROBERT G. ZACK,                 Senior Vice President (since May 1985) and
Vice President                  Acting General Counsel (since November 2001)
& Secretary (since 2001).       of the Manager; Assistant Secretary of
Age: 53                         Shareholder Services, Inc. (since May 1985),
                                Shareholder Financial Services, Inc. (since
                                November 1989); OppenheimerFunds International
                                Ltd. And Oppenheimer Millennium Fund plc (since
                                October 1997); an officer of other Oppenheimer
                                funds. Formerly Associate General Counsel (May
                                1981-November 2001).
--------------------------------------------------------------------------------
BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March
Treasurer (since 2001).         1999) of the Manager; Treasurer (since March
Age: 42                         1999) of HarbourView Asset Management
                                Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc. and
                                Oppenheimer Partnership Holdings, Inc., of OFI
                                Private Investments Inc. (since March 2000) and
                                of OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May
                                2000);  Treasurer and Chief Financial Officer
                                (since May 2000) of Oppenheimer Trust Company;
                                Assistant Treasurer (since March 1999) of
                                Oppenheimer Acquisition Corp.; an officer of
                                other Oppenheimer funds; formerly Principal and
                                Chief Operating Officer, Bankers Trust
                                Company-Mutual Fund Services Division (March
                                1995-March 1999);Vice President and Chief
                                Financial Officer of CS First Boston Investment
                                Management Corp. (September 1991-March 1995).
--------------------------------------------------------------------------------
ROBERT J. BISHOP,               Vice President of the Manager/Mutual Fund
Assistant Treasurer             Accounting (since May 1996); an officer of other
(since 2001).Age: 43            Oppenheimer funds; formerly an assistant vice
                                president of the Manager/Mutual Fund Accounting
                                (April 1994-May 1996) and a fund controller of
                                the Manager.
--------------------------------------------------------------------------------
SCOTT T. FARRAR,                Vice President of the Manager/Mutual Fund
Assistant Treasurer             Accounting (since May 1996); Assistant Treasurer
(since 2001).Age: 36            of Oppenheimer Millennium Funds plc (since
                                October 1997); an officer of other Oppenheimer
                                Funds; formerly an assistant vice president of
                                the Manager/Mutual Fund Accounting (April 1994-
                                May 1996), and a fund controller of the Manager.
--------------------------------------------------------------------------------
KATHERINE P. FELD,              Vice President and Senior Counsel of the
Assistant Secretary             Manager (since July 1999); Vice President of
(since 2001).Age: 43            OppenheimerFunds Distributor, Inc. (since June
                                1990); an officer of other Oppenheimer funds;
                                formerly a vice president and associate counsel
                                of the Manager (June 1990-July 1999).
--------------------------------------------------------------------------------
KATHLEEN T. IVES,               Vice President and Assistant Counsel of the
Assistant Secretary             Manager (since June 1998); an officer of other
(since 2001). Age: 36           Oppenheimer funds; formerly an assistant vice
                                president and assistant counsel of the Manager
                                (August 1994-August 1997).
--------------------------------------------------------------------------------
DENIS R. MOLLEUR,               Vice President and Senior Counsel of the
Assistant Secretary             Manager (since July 1999); an officer of other
(since 2001).Age: 44            Oppenheimer funds; formerly a vice president and
                                associate counsel of the Manager (September
                                1991-July 1999).


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

Each Trustee is a Trustee, Director or Managing General Partner of 41 portfolios in the Oppenheimer fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall (36 portfolios), and Mr. Murphy (62 portfolios).
1. The address of each Officer and Trustee is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Molleur and Zack, and Ms. Feld.
2. Each Officer and Trustee serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund 20

--------------------------------------------------------------------------------
ADMINISTRATOR           OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
SUB-ADMINISTRATOR       Fund Asset Management, L.P.
--------------------------------------------------------------------------------
INVESTMENT ADVISOR      Mercury Advisors
--------------------------------------------------------------------------------
DISTRIBUTOR             OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
TRANSFER AND
SHAREHOLDER
SERVICING AGENT         OppenheimerFunds Services
--------------------------------------------------------------------------------
CUSTODIAN FOR THE       The Bank of New York
S&P 500 INDEX SERIES
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS    Deloitte & Touche LLP
--------------------------------------------------------------------------------
LEGAL COUNSEL           Myer, Swanson, Adams & Wolf, P.C.

OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC. 498 SEVENTH AVENUE, NEW YORK, NY 10018

(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.



21 Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund

Financial Statements for the
Master S&P 500 Index Series



                                                     December 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)



                Master S&P 500 Index Series
                --------------------------------------------------------------------
                                                            Shares
                Issue                                        Held            Value
====================================================================================
Common        + ADC Telecommunications, Inc. ..........     138,655   $      637,813
Stocks        + The AES Corporation ...................      94,390        1,543,276
                AFLAC Incorporated ....................      93,279        2,290,932
                ALLTEL Corporation ....................      55,537        3,428,299
              + AMR Corporation .......................      27,265          604,465
              + AOL Time Warner Inc. ..................     785,984       25,230,086
                AT&T Corp. ............................     628,192       11,395,403
              + AT&T Wireless Services Inc. ...........     448,816        6,449,486
                Abbott Laboratories ...................     274,767       15,318,260
                Adobe Systems Incorporated ............      42,425        1,317,296
                Adolph Coors Company (Class B) ........       6,583          351,532
              + Advanced Micro Devices, Inc. ..........      61,017          967,730
                Aetna Inc. (New Shares) ...............      25,272          833,723
              + Agilent Technologies, Inc. ............      81,030        2,310,165
                Air Products and Chemicals, Inc. ......      40,437        1,896,900
                Alberto-Culver Company (Class B) ......      10,028          448,653
                Albertson's, Inc. .....................      71,846        2,262,431
                Alcan Aluminium Ltd. ..................      56,648        2,035,363
                Alcoa Inc. ............................     153,125        5,443,594
                Allegheny Energy, Inc. ................      22,120          801,186
                Allegheny Technologies Incorporated ...      14,228          238,319
                Allergan Inc. .........................      23,344        1,751,967
              + Allied Waste Industries, Inc. .........      34,978          491,791
                The Allstate Corporation ..............     128,514        4,330,922
              + Altera Corporation ....................      68,610        1,455,904
                Ambac Financial Group, Inc. ...........      18,766        1,085,801
                Amerada Hess Corporation ..............      15,767          985,437
                Ameren Corporation ....................      24,341        1,029,624
                American Electric Power Company, Inc. .      57,150        2,487,739
                American Express Company ..............     234,714        8,376,943
                American Greetings Corporation
                  (Class A) ...........................      11,316          155,934
                American Home Products Corporation ....     233,179       14,307,863
                American International Group, Inc. ....     464,787       36,904,088
              + American Power Conversion Corporation .      34,644          500,952
                AmerisourceBergen Corporation .........      18,243        1,159,343
              + Amgen Inc. ............................     185,057       10,444,617
                AmSouth Bancorporation ................      65,703        1,241,787
                Anadarko Petroleum Corporation ........      44,461        2,527,608
              + Analog Devices, Inc. ..................      63,836        2,833,680
              + Andrew Corporation ....................      14,439          316,070
                Anheuser-Busch Companies, Inc. ........     159,225        7,198,562
                Aon Corporation .......................      46,455        1,650,082
                Apache Corporation ....................      24,473        1,220,703
              + Apple Computer, Inc. ..................      61,917        1,355,982
                Applera Corporation--Applied
                  Biosystems Group ....................      37,455        1,470,858
              + Applied Materials, Inc. ...............     144,248        5,784,345
              + Applied Micro Circuits Corporation ....      53,307          603,435
                Archer-Daniels-Midland Company ........     117,734        1,689,483
                Ashland Inc. ..........................      12,358          569,457
                Autodesk, Inc. ........................       9,562          356,376
                Automatic Data Processing, Inc. .......     110,740        6,522,586
              + AutoZone, Inc. ........................      19,867        1,426,451
              + Avaya Inc. ............................      50,352          611,777
                Avery Dennison Corporation ............      19,558        1,105,614
                Avon Products, Inc. ...................      42,090        1,957,185
                The B.F. Goodrich Company .............      18,287          486,800
                BB&T Corporation ......................      77,740        2,807,191
              + BMC Software, Inc. ....................      43,220          707,511
                Baker Hughes Incorporated .............      59,544        2,171,570
                Ball Corporation ......................       4,890          345,723
                Bank of America Corporation ...........     279,153       17,572,681
                The Bank of New York Company, Inc. ....     130,485        5,323,788
                Bank One Corporation ..................     206,729        8,072,767
                Barrick Gold Corporation ..............      95,007        1,515,366
                Bausch & Lomb Incorporated ............       9,487          357,280
                Baxter International Inc. .............     105,087        5,635,816
                The Bear Stearns Companies Inc. .......      16,711          979,933
                Becton, Dickinson and Company .........      45,695        1,514,789
              + Bed Bath & Beyond Inc. ................      51,204        1,735,816
                BellSouth Corporation .................     332,474       12,683,883
                Bemis Company, Inc. ...................       9,368          460,718
              + Best Buy Co., Inc. ....................      37,144        2,766,485
              + Big Lots, Inc. ........................      20,095          208,988
              + Biogen, Inc. ..........................      26,366        1,512,090
                Biomet, Inc. ..........................      47,585        1,470,376
                The Black & Decker Corporation ........      14,352          541,501
                The Boeing Company ....................     148,560        5,761,157
                Boise Cascade Corporation .............      10,224          347,718
              + Boston Scientific Corporation .........      71,212        1,717,633
                Bristol-Myers Squibb Company ..........     344,771       17,583,321
              + Broadcom Corporation (Class A) ........      46,141        1,890,858
                Brown-Forman Corporation (Class B) ....      12,144          760,214
                Brunswick Corporation .................      15,564          338,673
                Burlington Northern Santa Fe Corp. ....      69,494        1,982,664
                Burlington Resources Inc. .............      37,518        1,408,426
                C.R. Bard, Inc. .......................       9,009          581,080
              + CIENA Corporation .....................      57,905          828,621
                CIGNA Corporation .....................      26,566        2,461,340
                CMS Energy Corporation ................      23,414          562,638
                CSX Corporation .......................      37,878        1,327,624
                CVS Corporation .......................      69,718        2,063,653
              + Calpine Corporation ...................      52,980          889,534
                Campbell Soup Company .................      72,435        2,163,633
                Capital One Financial Corporation .....      36,967        1,994,370
                Cardinal Health, Inc. .................      79,091        5,114,024
                Carnival Corporation ..................     103,730        2,912,738
                Caterpillar Inc. ......................      60,894        3,181,712
              + Cendant Corporation ...................     171,725        3,367,527
                Centex Corporation ....................      10,494          599,102
                CenturyTel, Inc. ......................      25,077          822,526
                The Charles Schwab Corporation ........     245,888        3,803,887
                Charter One Financial, Inc. ...........      38,505        1,045,411
                ChevronTexaco Corporation .............     189,059       16,941,577
              + Chiron Corporation ....................      33,684        1,476,707
                The Chubb Corporation .................      31,153        2,149,557
                Cincinnati Financial Corporation ......      28,511        1,087,695
                Cinergy Corp. .........................      28,208          942,993
                Cintas Corporation ....................      30,012        1,452,281
                Circuit City Stores--Circuit City Group      36,903          957,633
              + Cisco Systems, Inc. ...................   1,298,381       23,513,680
                Citigroup Inc. ........................     913,464       46,111,663
              + Citizens Communications Company .......      50,618          539,588
              + Citrix Systems, Inc. ..................      32,765          742,455
              + Clear Channel Communications, Inc. ....     104,224        5,306,044
                The Clorox Company ....................      41,958        1,659,439
                The Coca-Cola Company .................     441,258       20,805,315
                Coca-Cola Enterprises Inc. ............      78,987        1,496,014
                Colgate-Palmolive Company .............      99,531        5,747,915
              + Comcast Corporation (Class A) .........     167,645        6,035,220
                Comerica Incorporated .................      31,661        1,814,175
                Compaq Computer Corporation ...........     299,627        2,924,360
                Computer Associates International, Inc.     102,232        3,525,982
              + Computer Sciences Corporation .........      29,910        1,464,992
              + Compuware Corporation .................      65,249          769,286
              + Comverse Technology, Inc. .............      32,883          735,593
                ConAgra, Inc. .........................      95,278        2,264,758
              + Concord EFS, Inc. .....................      85,499        2,802,657
              + Conexant Systems, Inc. ................      43,832          629,428
                Conoco Inc. ...........................     110,814        3,136,036
              + Conseco, Inc. .........................      59,926          267,270
                Consolidated Edison, Inc. .............      37,625        1,518,545
                Constellation Energy Group ............      29,049          771,251
              + Convergys Corporation .................      30,314        1,136,472
                Cooper Industries, Inc. ...............      16,572          578,694
                Cooper Tire & Rubber Company ..........      12,930          206,363
                Corning Incorporated ..................     165,005        1,471,845
              + Costco Wholesale Corporation ..........      79,834        3,543,033
                Countrywide Credit Industries, Inc. ...      21,008          860,698
                Crane Co. .............................      10,588          271,476
                Cummins Engine Company, Inc. ..........       7,309          281,689
                DTE Energy Company ....................      29,238        1,226,242
                Dana Corporation ......................      26,245          364,281
                Danaher Corporation ...................      25,285        1,524,938
                Darden Restaurants, Inc. ..............      20,945          741,453
                Deere & Company .......................      41,648        1,818,352
              + Dell Computer Corporation .............     461,416       12,541,287
                Delphi Automotive Systems
                  Corporation .........................      99,325        1,356,779
                Delta Air Lines, Inc. .................      21,886          640,384
                Deluxe Corporation ....................      12,536          521,247
                Devon Energy Corporation ..............      22,958          887,327
                Dillard's, Inc. (Class A) .............      15,084          241,344
                Dollar General Corporation ............      58,650          873,885
                Dominion Resources, Inc. ..............      46,397        2,788,460
                Dover Corporation .....................      36,059        1,336,707
                The Dow Chemical Company ..............     159,221        5,378,485
                Dow Jones & Company, Inc. .............      15,319          838,409
                Duke Energy Corporation ...............     136,939        5,376,225
                Dynegy Inc. (Class A) .................      57,831        1,474,690
                E.I. du Pont de Nemours and Company ...     184,993        7,864,052
              + EMC Corporation .......................     391,494        5,261,679
                EOG Resources, Inc. ...................      20,570          804,493
                Eastman Chemical Company ..............      13,650          532,623
                Eastman Kodak Company .................      51,453        1,514,262
                Eaton Corporation .....................      12,175          905,942
                Ecolab Inc. ...........................      22,607          909,932
              + Edison International ..................      57,799          872,765
                El Paso Corporation ...................      90,328        4,029,532
                Electronic Data Systems Corporation ...      83,007        5,690,130
                Eli Lilly and Company .................     199,377       15,659,070



                                    12 & 13


                                                               December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)



                Master S&P 500 Index Series (continued)
                --------------------------------------------------------------------
                                                            Shares
                Issue                                        Held            Value
====================================================================================

Common          Emerson Electric Co. ..................      76,008   $    4,340,057
Stocks          Engelhard Corporation .................      23,197          642,093
(continued)     Entergy Corporation ...................      39,155        1,531,352
                Equifax Inc. ..........................      25,402          613,458
                Equity Office Properties Trust ........      71,874        2,161,970
                Equity Residential Properties Trust ...      45,500        1,306,305
                Exelon Corporation ....................      56,874        2,723,127
                Exxon Mobil Corporation++ .............   1,214,012       47,710,672
                FPL Group, Inc. .......................      31,197        1,759,511
                Family Dollar Stores, Inc. ............      30,464          913,311
                Fannie Mae ............................     177,453       14,107,513
              + FedEx Corp. ...........................      54,468        2,825,800
              + Federated Department Stores, Inc. .....      35,067        1,434,240
                Fifth Third Bancorp ...................     102,094        6,286,949
                First Data Corporation ................      69,500        5,452,275
                FirstEnergy Corp. .....................      53,636        1,876,187
              + Fiserv, Inc. ..........................      33,112        1,401,300
                FleetBoston Financial Corporation .....     185,337        6,764,800
                Fluor Corporation .....................      14,061          525,881
                Ford Motor Company ....................     324,566        5,102,178
              + Forest Laboratories, Inc. .............      31,252        2,561,101
                Fortune Brands, Inc. ..................      27,115        1,073,483
                Franklin Resources, Inc. ..............      46,986        1,657,196
                Freddie Mac ...........................     122,863        8,035,240
              + Freeport-McMoRan Copper & Gold, Inc.
                  (Class B) ...........................      25,534          341,900
                Gannett Co., Inc. .....................      46,899        3,153,020
                The Gap, Inc. .........................     152,473        2,125,474
              + Gateway Inc. ..........................      57,298          460,676
                General Dynamics Corporation ..........      35,648        2,839,007
                General Electric Company ..............   1,762,121       70,625,810
                General Mills, Inc. ...................      64,500        3,354,645
                General Motors Corporation ............      97,319        4,729,703
                Genuine Parts Company .................      30,514        1,119,864
              + Genzyme Corporation ...................      29,200        1,747,912
                Georgia-Pacific Group .................      40,077        1,106,526
                The Gillette Company ..................     187,071        6,248,171
                Golden West Financial Corporation .....      28,168        1,657,687
                The Goodyear Tire & Rubber Company ....      28,233          672,228
                Great Lakes Chemical Corporation ......       8,935          216,942
              + Guidant Corporation ...................      54,461        2,712,158
                H & R Block, Inc. .....................      32,465        1,451,185
                H.J. Heinz Company ....................      61,856        2,543,519
                HCA Inc. ..............................      95,356        3,675,020
              + HEALTHSOUTH Corporation ...............      69,125        1,024,432
                Halliburton Company ...................      76,114          997,093
                Harley-Davidson, Inc. .................      53,649        2,913,677
              + Harrah's Entertainment, Inc. ..........      20,800          769,808
                The Hartford Financial Services
                  Group, Inc. .........................      42,025        2,640,431
                Hasbro, Inc. ..........................      30,594          496,541
              + Health Management Associates, Inc.
                  (Class A) ...........................      43,300          796,720
              + Hercules Incorporated .................      19,159          191,590
                Hershey Foods Corporation .............      24,228        1,640,236
                Hewlett-Packard Company ...............     344,656        7,079,234
                Hilton Hotels Corporation .............      65,431          714,507
                The Home Depot, Inc. ..................     413,986       21,117,426
                Honeywell International Inc. ..........     143,567        4,855,436
                Household International, Inc. .........      82,284        4,767,535
              + Humana Inc. ...........................      30,104          354,926
                Huntington Bancshares Incorporated ....      44,529          765,454
                IMS Health Incorporated ...............      52,265        1,019,690
                ITT Industries, Inc. ..................      15,596          787,598
                Illinois Tool Works Inc. ..............      53,921        3,651,530
              + Immunex Corporation ...................      94,585        2,620,950
              + Inco Limited ..........................      32,265          546,569
                Ingersoll-Rand Company ................      29,868        1,248,781
                Intel Corporation .....................   1,193,011       37,520,196
                International Business Machines
                  Corporation .........................     305,717       36,979,528
                International Flavors & Fragrances Inc.      16,996          504,951
              + International Game Technology .........      15,820        1,080,506
                International Paper Company ...........      85,676        3,457,027
                The Interpublic Group of
                  Companies, Inc. .....................      66,586        1,966,950
              + Intuit Inc. ...........................      37,012        1,582,633
                J.C. Penney Company, Inc. .............      46,708        1,256,445
                J.P. Morgan Chase & Co. ...............     352,175       12,801,561
              + JDS Uniphase Corporation ..............     233,497        2,038,429
              + Jabil Circuit, Inc. ...................      33,964          771,662
                Jefferson--Pilot Corporation ..........      26,986        1,248,642
                John Hancock Financial Services, Inc. .      54,542        2,252,585
                Johnson & Johnson .....................     544,585       32,184,973
                Johnson Controls, Inc. ................      15,410        1,244,357
              + Jones Apparel Group, Inc. .............      21,500          713,155
                KB HOME ...............................       7,821          313,622
              + KLA-Tencor Corporation ................      32,887        1,629,880
              + Kadant Inc. ...........................           3               43
                Kellogg Company .......................      72,005        2,167,350
                Kerr-McGee Corporation ................      17,725          971,330
                KeyCorp ...............................      75,310        1,833,045
                KeySpan Corporation ...................      24,361          844,109
                Kimberly-Clark Corporation ............      94,413        5,645,897
                Kinder Morgan, Inc. ...................      20,374        1,134,628
              + King Pharmaceuticals, Inc. ............      43,345        1,826,125
              + Kmart Corporation .....................      86,914          474,550
                Knight Ridder, Inc. ...................      13,051          847,401
              + Kohl's Corporation ....................      59,039        4,158,707
              + The Kroger Co. ........................     143,824        3,001,607
              + LSI Logic Corporation .................      64,106        1,011,593
                Leggett & Platt, Incorporated .........      34,816          800,768
                Lehman Brothers Holdings, Inc. ........      43,728        2,921,030
              + Lexmark International Group, Inc.
                  (Class A) ...........................      22,749        1,342,191
                The Limited, Inc. .....................      75,644        1,113,480
                Lincoln National Corporation ..........      33,319        1,618,304
                Linear Technology Corporation .........      56,369        2,200,646
                Liz Claiborne, Inc. ...................       9,319          463,620
                Lockheed Martin Corporation ...........      77,050        3,595,923
                Loews Corporation .....................      34,990        1,937,746
                Louisiana-Pacific Corporation .........      18,528          156,376
                Lowe's Companies, Inc. ................     136,450        6,332,644
                Lucent Technologies Inc. ..............     604,188        3,800,343
                MBIA, Inc. ............................      26,245        1,407,519
                MBNA Corporation ......................     151,105        5,318,896
                MGIC Investment Corporation ...........      18,980        1,171,446
              + Manor Care, Inc. ......................      18,304          433,988
                Marriott International, Inc. (Class A)       43,247        1,757,991
                Marsh & McLennan Companies, Inc. ......      48,879        5,252,049
                Masco Corporation .....................      81,579        1,998,685
                Mattel, Inc. ..........................      76,434        1,314,665
              + Maxim Integrated Products, Inc. .......      58,240        3,058,182
                The May Department Stores Company .....      53,028        1,960,975
                Maytag Corporation ....................      13,503          418,998
              + McDermott International, Inc. .........      10,855          133,191
                McDonald's Corporation ................     229,428        6,072,959
                The McGraw-Hill Companies, Inc. .......      34,628        2,111,615
                McKesson HBOC, Inc. ...................      50,524        1,889,598
                The Mead Corporation ..................      17,623          544,374
              + MedImmune, Inc. .......................      37,712        1,747,951
                Medtronic, Inc. .......................     214,410       10,979,936
                Mellon Financial Corporation ..........      84,656        3,184,759
                Merck & Co., Inc. .....................     406,777       23,918,488
              + Mercury Interactive Corp. .............      14,657          498,045
                Meredith Corporation ..................       8,821          314,469
                Merrill Lynch & Co., Inc.@ ............     148,897        7,760,512
                MetLife, Inc. .........................     133,002        4,213,503
              + Micron Technology, Inc. ...............     105,768        3,278,808
              + Microsoft Corporation++ ...............     954,782       63,273,403
                Millipore Corporation .................       8,355          507,148
                Minnesota Mining and Manufacturing
                  Company (3M) ........................      70,234        8,302,361
              + Mirant Corporation ....................      63,845        1,022,797
                Molex Incorporated ....................      34,662        1,072,789
                Moody's Corporation ...................      27,940        1,113,688
                Morgan Stanley Dean Witter & Co. ......     197,408       11,043,004
                Motorola, Inc. ........................     389,599        5,851,777
              + NCR Corporation .......................      17,118          630,969
                NICOR, Inc. ...........................       8,054          335,369
              + NVIDIA Corporation ....................      24,300        1,625,670
              + Nabors Industries, Inc. ...............      26,055          894,468
                National City Corporation .............     106,572        3,116,165
              + National Semiconductor Corporation ....      30,766          947,285
              + Navistar International Corporation ....      10,558          417,041
              + Network Appliance, Inc. ...............      57,751        1,263,014
                The New York Times Company (Class A) ..      28,247        1,221,683
                Newell Rubbermaid Inc. ................      47,304        1,304,171
                Newmont Mining Corporation ............      34,676          662,658
              + Nextel Communications, Inc. (Class A) .     135,717        1,487,458
              + Niagara Mohawk Holdings Inc. ..........      28,489          505,110
                Nike, Inc. (Class B) ..................      48,110        2,705,706
                NiSource Inc. .........................      36,637          844,849
              + Noble Drilling Corporation ............      23,789          809,778
                Nordstrom, Inc. .......................      23,736          480,179
                Norfolk Southern Corporation ..........      68,242        1,250,876
                Nortel Networks Corporation ...........     565,235        4,239,262
                Northern Trust Corporation ............      39,447        2,375,498
                Northrop Grumman Corporation ..........      15,088        1,521,021
              + Novell, Inc. ..........................      63,824          292,952
              + Novellus Systems, Inc. ................      25,270          996,901
                Nucor Corporation .....................      13,766          729,047
                Occidental Petroleum Corporation ......      65,729        1,743,790
              + Office Depot, Inc. ....................      52,788          978,690
                Omnicom Group Inc. ....................      32,857        2,935,773
              + Oracle Corporation ....................     995,845       13,752,619



                                    14 & 15



                                                               December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)



                Master S&P 500 Index Series (continued)
                --------------------------------------------------------------------
                                                            Shares
                Issue                                        Held            Value
====================================================================================

Common          PACCAR Inc. ...........................      13,574   $      890,726
Stocks          PG&E Corporation ......................      68,677        1,321,345
(continued)   + PMC--Sierra, Inc. .....................      29,164          620,027
                PNC Bank Corp. ........................      51,268        2,881,262
                PPG Industries, Inc. ..................      29,917        1,547,307
                PPL Corporation .......................      25,892          902,336
              + Pactiv Corporation ....................      28,125          499,219
                Pall Corporation ......................      21,803          524,580
              + Palm, Inc. ............................     100,612          390,375
              + Parametric Technology Corporation .....      46,865          366,016
                Parker-Hannifin Corporation ...........      20,728          951,622
                Paychex, Inc. .........................      66,268        2,322,031
                Peoples Energy Corporation ............       6,304          239,111
              + PeopleSoft, Inc. ......................      52,152        2,096,510
                The Pepsi Bottling Group, Inc. ........      51,022        1,199,017
                PepsiCo, Inc. .........................     313,668       15,272,495
                PerkinElmer, Inc. .....................      17,904          626,998
                Pfizer Inc. ...........................   1,119,895       44,627,816
                Pharmacia Corporation .................     230,792        9,843,279
                Phelps Dodge Corporation ..............      13,978          452,887
                Philip Morris Companies Inc. ..........     384,518       17,630,150
                Phillips Petroleum Company ............      67,290        4,054,895
                Pinnacle West Capital Corporation .....      15,032          629,089
                Pitney Bowes Inc. .....................      43,782        1,646,641
                Placer Dome Inc. ......................      58,120          634,089
              + Power-One, Inc. .......................      13,968          145,407
                Praxair, Inc. .........................      28,493        1,574,238
                The Procter & Gamble Company ..........     229,758       18,180,751
                Progress Energy, Inc. .................      38,526        1,734,826
                The Progressive Corporation ...........      13,080        1,952,844
                Providian Financial Corporation .......      50,643          179,783
                Public Service Enterprise Group
                  Incorporated ........................      36,894        1,556,558
                Pulte Corporation .....................      10,293          459,788
              + QLogic Corporation ....................      16,408          730,320
              + QUALCOMM Incorporated .................     134,340        6,784,170
              + Quintiles Transnational Corp. .........      20,686          332,631
                Qwest Communications
                  International Inc. ..................     294,705        4,164,182
                R.R. Donnelley & Sons Company .........      20,825          618,294
                RadioShack Corporation ................      32,898          990,230
                Raytheon Company ......................      68,194        2,214,259
              + Reebok International Ltd. .............      10,387          275,256
                Regions Financial Corporation .........      40,358        1,212,354
                Reliant Energy, Inc. ..................      52,770        1,399,460
              + Robert Half International Inc. ........      31,111          830,664
                Rockwell Collins ......................      32,415          632,093
                Rockwell International Corporation ....      32,415          578,932
                Rohm and Haas Company .................      39,103        1,354,137
              + Rowan Companies, Inc. .................      16,772          324,874
                Royal Dutch Petroleum Company
                  (NY Registered Shares) ..............     380,397       18,647,061
                Ryder System, Inc. ....................      10,674          236,429
                SAFECO Corporation ....................      22,722          707,790
                SBC Communications Inc. ...............     597,475       23,403,096
                SUPERVALU Inc. ........................      23,542          520,749
                SYSCO Corporation .....................     119,310        3,128,308
              + Sabre Holdings Corporation ............      23,573          998,317
              + Safeway Inc. ..........................      89,658        3,743,222
              + Sanmina Corporation ...................      92,313        1,837,029
              + Sapient Corporation ...................      21,805          168,335
                Sara Lee Corporation ..................     139,531        3,101,774
                Schering-Plough Corporation ...........     259,545        9,294,306
                Schlumberger Limited ..................     101,694        5,588,085
                Scientific-Atlanta, Inc. ..............      28,894          691,722
              + Sealed Air Corporation ................      14,869          606,953
                Sears, Roebuck & Co. ..................      58,278        2,776,364
                Sempra Energy .........................      36,538          897,008
                The Sherwin-Williams Company ..........      27,792          764,280
              + Siebel Systems, Inc. ..................      80,387        2,249,228
                Sigma-Aldrich Corporation .............      13,423          529,000
                Snap-On Incorporated ..................      10,252          345,082
              + Solectron Corporation .................     143,402        1,617,575
                The Southern Company ..................     121,523        3,080,608
                SouthTrust Corporation ................      60,244        1,486,219
                Southwest Airlines Co. ................     135,115        2,496,925
              + Sprint Corp. (PCS Group) ..............     175,119        4,274,655
                Sprint Corporation ....................     157,271        3,158,002
              + St. Jude Medical, Inc. ................      15,207        1,180,824
                The St. Paul Companies, Inc. ..........      38,041        1,672,663
                The Stanley Works .....................      15,143          705,210
              + Staples, Inc. .........................      80,944        1,513,653
              + Starbucks Corporation .................      67,442        1,284,770
                Starwood Hotels & Resorts
                  Worldwide, Inc. .....................      35,258        1,052,451
                State Street Corporation ..............      57,723        3,016,027
                Stilwell Financial, Inc. ..............      38,905        1,058,994
                Stryker Corporation ...................      34,835        2,033,319
              + Sun Microsystems, Inc. ................     577,756        7,129,509
                SunTrust Banks, Inc. ..................      51,799        3,247,797
                Sunoco, Inc. ..........................      14,885          555,806
                Symbol Technologies, Inc. .............      40,191          638,233
                Synovus Financial Corp. ...............      51,451        1,288,848
                T. Rowe Price Group Inc. ..............      21,824          757,948
                TECO Energy, Inc. .....................      23,996          629,655
                The TJX Companies, Inc. ...............      49,724        1,981,999
              + TMP Worldwide Inc. ....................      18,929          812,054
                TRW Inc. ..............................      22,175          821,362
                TXU Corp. .............................      45,572        2,148,720
                Target Corporation ....................     159,495        6,547,270
              + Tektronix, Inc. .......................      16,636          428,876
              + Tellabs, Inc. .........................      72,597        1,091,133
                Temple-Inland, Inc. ...................       8,753          496,558
              + Tenet Healthcare Corporation ..........      57,518        3,377,457
              + Teradyne, Inc. ........................      30,922          931,989
                Texas Instruments Incorporated ........     307,962        8,622,936
                Textron, Inc. .........................      25,014        1,037,080
              + Thermo Electron Corporation ...........      32,157          767,266
                Thomas & Betts Corporation ............      10,367          219,262
                Tiffany & Co. .........................      25,901          815,104
                Torchmark Corporation .................      22,256          875,328
              + Toys 'R' Us, Inc. .....................      35,097          727,912
                Transocean Sedco Forex Inc. ...........      56,341        1,905,453
                Tribune Company .......................      52,942        1,981,619
              + Tricon Global Restuarants, Inc. .......      26,017        1,280,036
                Tupperware Corporation ................      10,233          196,985
                Tyco International Ltd. ...............     354,255       20,865,620
                U.S. Bancorp ..........................     338,055        7,075,491
              + US Airways Group, Inc. ................      11,941           75,706
                USA Education Inc. ....................      28,910        2,429,018
                UST Inc. ..............................      28,935        1,012,725
                USX-Marathon Group ....................      54,747        1,642,410
              + USX-U.S. Steel Group ..................      15,822          286,536
                Unilever NV (NY Registered Shares) ....     101,397        5,841,481
                Union Pacific Corporation .............      43,976        2,506,632
                Union Planters Corporation ............      24,321        1,097,607
              + Unisys Corporation ....................      56,182          704,522
                United Technologies Corporation .......      83,508        5,397,122
                UnitedHealth Group Incorporated .......      56,269        3,982,157
              + Univision Communications Inc.
                  (Class A) ...........................      36,971        1,495,847
                Unocal Corporation ....................      43,174        1,557,286
                UnumProvident Corporation .............      42,867        1,136,404
                V. F. Corporation .....................      19,867          775,012
              + VERITAS Software Corporation ..........      70,501        3,159,855
                Verizon Communications ................     479,808       22,771,688
              + Viacom, Inc. (Class B) ................     315,803       13,942,702
                Visteon Corporation ...................      23,226          349,319
              + Vitesse Semiconductor Corporation .....      32,527          405,286
                Vulcan Materials Company ..............      17,947          860,379
                W. W. Grainger, Inc. ..................      16,845          808,560
                Wachovia Corporation ..................     241,316        7,567,670
                Wal-Mart Stores, Inc. .................     793,145       45,645,495
                Walgreen Co. ..........................     180,644        6,080,477
                The Walt Disney Company ...............     361,657        7,493,533
                Washington Mutual, Inc. ...............     155,691        5,091,096
                Waste Management, Inc. ................     110,964        3,540,861
              + Waters Corporation ....................      21,700          840,875
              + Watson Pharmaceuticals, Inc. ..........      18,781          589,536
              + Wellpoint Health Networks Inc. ........      11,233        1,312,576
                Wells Fargo Company ...................     304,452       13,228,439
                Wendy's International, Inc. ...........      20,162          588,126
                Westvaco Corporation ..................      17,886          508,857
                Weyerhaeuser Company ..................      38,171        2,064,288
                Whirlpool Corporation .................      11,840          868,227
                Willamette Industries, Inc. ...........      19,423        1,012,327
                The Williams Companies, Inc. ..........      91,146        2,326,046
                Winn-Dixie Stores, Inc. ...............      24,980          355,965



                                    16 & 17


                                                               December 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)



                Master S&P 500 Index Series (concluded)
                --------------------------------------------------------------------
                                                            Shares
                Issue                                        Held            Value
====================================================================================

Common          Wm. Wrigley Jr. Company ...............      40,070   $    2,058,396
Stocks        + WorldCom, Inc. ........................     512,340        7,213,747
(concluded)     Worthington Industries, Inc. ..........      15,167          215,371
                XL Capital Ltd. (Class A) .............      23,695        2,164,775
                Xcel Energy, Inc. .....................      60,882        1,688,867
                Xerox Corporation .....................     123,162        1,283,348
              + Xilinx, Inc. ..........................      59,003        2,304,067
              + Yahoo! Inc. ...........................     100,569        1,784,094
              + Zimmer Holdings, Inc. .................      34,477        1,052,928
                Zions Bancorporation ..................      16,212          852,427
                --------------------------------------------------------------------
                Total Common Stocks (Cost--
                $1,749,278,646)--98.1% ................                1,856,831,008


===================================================================================================
                 Face
                Amount                       Short-Term Obligations
===================================================================================================
Commercial      $43,697,000   General Electric Capital Corp., 1.82% due 1/02/2002        43,694,791
Paper*
===================================================================================================
                Total Short-Term Obligations (Cost--$43,694,791)--2.3%                   43,694,791
===================================================================================================
                Total Investments (Cost--$1,792,973,437)--100.4%                      1,900,525,799

                Variation Margin on Financial Futures Contracts**--(0.0%)                  (389,698)

                Liabilities in Excess of Other Assets--(0.4%)                            (6,639,448)
                                                                                    ---------------
                Net Assets--100.0%                                                  $ 1,893,496,653
                                                                                    ===============
===================================================================================================



 +    Non-income producing security.
++    Portion of security held as collateral for open financial futures contracts.
 @    An affiliate of the Series.
 * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
** Financial futures contracts purchased as of December 31, 2001 were as follows:

      --------------------------------------------------------------------------
      Number of                                        Expiration
      Contracts        Issue                              Date          Value
      --------------------------------------------------------------------------
         151    S&P 500 Stock Index                     March 2002   $43,382,300
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price-- $43,007,904)                           $43,382,300
                                                                     ===========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES



MASTER
S&P 500
INDEX SERIES   As of December 31, 2001
=====================================================================================================
Assets:        Investments, at value (identified cost--$1,792,973,437)                 $1,900,525,799
               Receivables:
                 Contributions .......................................   $ 3,004,865
                 Dividends ...........................................     1,901,763
                 Securities sold .....................................       586,892        5,493,520
                                                                         -----------
               Prepaid expenses and other assets .....................                         66,137
                                                                                       --------------
               Total assets ..........................................                  1,906,085,456
                                                                                       --------------
=====================================================================================================
Liabilities:   Payables:
                 Withdrawals .........................................    10,765,551
                 Securities purchased ................................     1,150,788
                 Variation margin ....................................       389,698
                 Investment adviser ..................................         8,035       12,314,072
                                                                         -----------
               Accrued expenses and other liabilities ................                        274,731
                                                                                       --------------
               Total liabilities .....................................                     12,588,803
                                                                                       --------------
=====================================================================================================
Net Assets:    Net assets ............................................                 $1,893,496,653
                                                                                       ==============
=====================================================================================================
Net Assets     Investors' capital ....................................                 $1,785,569,895
Consist of:    Unrealized appreciation on investments--net ...........                    107,926,758
                                                                                       --------------
               Net assets ............................................                 $1,893,496,653
                                                                                       ==============
=====================================================================================================



See Notes to Financial Statements.


                                    18 & 19



                                                               December 31, 2001

STATEMENT OF OPERATIONS



MASTER
S&P 500
INDEX SERIES             For the Year Ended December 31, 2001
==============================================================================================================
Investment               Dividends (net of $111,230 foreign withholding tax) .                   $  23,759,267
Income:                  Interest and discount earned ........................                         792,019
                         Securities lending--net .............................                             881
                                                                                                 -------------
                         Total income ........................................                      24,552,167
                                                                                                 -------------
==============================================================================================================
Expenses:                Accounting services .................................   $    473,882
                         Custodian fees ......................................        179,181
                         Professional fees ...................................        137,401
                         Investment advisory fees ............................         91,454
                         Trustees' fees and expenses .........................         31,067
                         Printing and shareholder reports ....................          7,645
                         Other ...............................................         73,521
                                                                                 ------------
                         Total expenses ......................................                         994,151
                                                                                                 -------------
                         Investment income--net ..............................                      23,558,016
                                                                                                 -------------
==============================================================================================================
Realized &               Realized gain (loss) from:
Unrealized Gain (Loss)     Investments--net ..................................    (28,759,296)
On Investments &           Foreign currency transactions--net ................          1,816      (28,757,480)
Foreign Currency                                                                 ------------
Transactions--Net:       Change in unrealized appreciation on investments--net                    (207,282,579)
                                                                                                 -------------
                         Net Decrease in Net Assets Resulting from Operations.                   $(212,482,043)
                                                                                                 =============
==============================================================================================================



See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                      For the Year Ended
MASTER                                                                                                   December 31,
S&P 500                                                                                       ----------------------------------
INDEX SERIES            Increase (Decrease) in Net Assets:                                          2001               2000
================================================================================================================================
Operations:             Investment income--net ............................................   $    23,558,016    $    20,353,619
                        Realized loss on investments and foreign currency transactions--net       (28,757,480)       (30,625,787)
                        Change in unrealized appreciation on investments--net .............      (207,282,579)      (158,321,085)
                                                                                              ---------------    ---------------
                        Net decrease in net assets resulting from operations ..............      (212,482,043)      (168,593,253)
                                                                                              ---------------    ---------------
================================================================================================================================
Capital Transactions:   Proceeds from contributions .......................................       976,860,074        951,377,229
                        Fair value of withdrawals .........................................      (585,512,826)      (758,488,266)
                                                                                              ---------------    ---------------
                        Net increase in net assets derived from capital transactions ......       391,347,248        192,888,963
                                                                                              ---------------    ---------------
================================================================================================================================
Net Assets:             Total increase in net assets ......................................       178,865,205         24,295,710
                        Beginning of year .................................................     1,714,631,448      1,690,335,738
                                                                                              ---------------    ---------------
                        End of year .......................................................   $ 1,893,496,653    $ 1,714,631,448
                                                                                              ===============    ===============
================================================================================================================================


See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS



                                                                                                                        For the
                                                                                                                        Period
                                                                                                                       April 3,
MASTER              The following ratios have been derived               For the Year Ended December 31,               1997+ to
S&P 500             from information provided in the           ----------------------------------------------------    Dec. 31,
INDEX SERIES        financial statements.                         2001          2000          1999          1998         1997
===============================================================================================================================
Total Investment                                                  (11.97%)           --            --            --          --
Return:                                                        ==========    ==========    ==========    ==========    ========
===============================================================================================================================
Ratios to Average   Expenses, net of reimbursement .........         .05%          .07%          .07%          .10%        .12%*
Net Assets:                                                    ==========    ==========    ==========    ==========    ========
                    Expenses ...............................         .05%          .07%          .07%          .10%        .17%*
                                                               ==========    ==========    ==========    ==========    ========
                    Investment income--net .................        1.29%         1.16%         1.33%         1.56%       1.99%*
                                                               ==========    ==========    ==========    ==========    ========
===============================================================================================================================
Supplemental        Net assets, end of period (in thousands)   $1,893,497    $1,714,631    $1,690,336    $1,118,220    $602,801
Data:                                                          ==========    ==========    ==========    ==========    ========
                    Portfolio turnover .....................        3.21%         9.71%        29.91%        25.97%      24.31%
                                                               ==========    ==========    ==========    ==========    ========
===============================================================================================================================


*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                                    20 & 21

                                                               December 31, 2001

NOTES TO FINANCIAL STATEMENTS

MASTER S&P 500 INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

Merrill Lynch Trust Company (MLTC), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $147,644 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $440,111,952 and $57,269,528, respectively.

Net realized gains (losses) for the year ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                               Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................       $(25,227,792)       $107,552,362
Financial futures contracts .............         (3,531,504)            374,396
Foreign currency transactions ...........              1,816                  --
                                                ------------        ------------
Total ...................................       $(28,757,480)       $107,926,758
                                                ============        ============
--------------------------------------------------------------------------------

As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $38,369,048, of which $294,452,658 related to appreciated securities and $256,083,610 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $1,862,156,751.


                                    22 & 23

                                                               December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER S&P 500 INDEX SERIES

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawal and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2001. On November 30, 2001, the credit agreement was renewed for one year under the same terms.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors, Master S&P 500 Index Series (One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series Trust as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 1, 2002

OFFICERS AND DIRECTORS/TRUSTEES
                                                                                                             Number of      Other
                                                                                                           Portfolios in  Director-
                                                    Position(s)  Length                                     Fund Complex   ships
                                                       Held     of Time    Principal Occupation(s) During   Overseen by    Held by
 Name                        Address & Age           with Fund   Served             Past 5 Years             Director     Director
-----------------------------------------------------------------------------------------------------------------------------------
          Interested Director/Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*        800 Scudders Mill Road       President  1999 to     Chairman Americas Region since       196         None
                       Plainsboro, NJ 08536         and        Present     2001, and Executive Vice
                       Age: 61                      Director/              President since 1983 of Fund
                                                    Trustee                Asset Management ("FAM") and
                                                                           Merrill Lynch Investment
                                                                           Managers, L.P. ("MLIM");
                                                                           President of Merrill Lynch
                                                                           Mutual Funds since 1999;
                                                                           President of FAM Distributors,
                                                                           Inc. ("FAMD") since 1986 and
                                                                           Director thereof since 1991;
                                                                           Executive Vice President and
                                                                           Director of Princeton Services,
                                                                           Inc. ("Princeton Services")
                                                                           since 1993; President of
                                                                           Princeton Administrator, L.P.
                                                                           since 1988; Director of
                                                                           Financial Data Services, Inc.,
                                                                           since 1985.
                     ==============================================================================================================
                     * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the
                       Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice
                       President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President
                       of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.
===================================================================================================================================


                                                                                                             Number of      Other
                                                                                                           Portfolios in  Director-
                                                    Position(s)  Length                                     Fund Complex   ships
                                                       Held     of Time    Principal Occupation(s) During   Overseen by    Held by
 Name                        Address & Age           with Fund   Served*            Past 5 Years             Director     Director
-----------------------------------------------------------------------------------------------------------------------------------
          Interested Director/Trustee
-----------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum         104 Westcliff Road           Director/  1978 to     James R. Williston Professor of       51      Cambridge
                       Weston, MA 02493             Trustee    present     Investment Management Emeritus,               Bancorp
                       Age: 69                                             Harvard Business School since
                                                                           1996.
===================================================================================================================================
Laurie Simon Hodrick   809 Uris Hall                Director/  1999 to     Professor of Finance and              51      Junior
                       3022 Broadway                Trustee    present     Economics, Graduate School of                 League of
                       New York, NY 10027                                  Business, Columbia University                 Central
                       Age: 39                                             since 1998; Associate Professor               Westchester
                                                                           of Finance and Economics,
                                                                           Graduate School of Business,
                                                                           Columbia University from 1996
                                                                           to 1998.
===================================================================================================================================
Stephen B. Swensrud    88 Broad Street, 2nd Floor   Director/  1983 to     Chairman, Fernwood Advisors           90      Dana Farber
                       Boston, MA 02110             Trustee    present     since 1996.                                   Cancer
                       Age: 68                                                                                           Institute;
                                                                                                                         Federation
                                                                                                                         For
                                                                                                                         American
                                                                                                                         Immigration
                                                                                                                         Reform
===================================================================================================================================



                                     24 & 25


                                                               December 31, 2001

OFFICERS AND DIRECTORS/TRUSTEES (concluded)

                                                                                                             Number of      Other
                                                                                                           Portfolios in  Director-
                                                    Position(s)  Length                                     Fund Complex   ships
                                                       Held     of Time    Principal Occupation(s) During   Overseen by    Held by
 Name                        Address & Age           with Fund   Served*            Past 5 Years             Director     Director
-----------------------------------------------------------------------------------------------------------------------------------
          Interested Director/Trustee
-----------------------------------------------------------------------------------------------------------------------------------
J. Thomas Touchton     One Tampa City Center        Director/  1977 to     Managing Partner of the Witt          51      Tampa Bay
                       Suite 3405                   Trustee    present     Touchton Company since 1972.                  History
                       201 North Franklin Street                                                                         Center
                       Tampa, FL 33062
                       Age: 63
===================================================================================================================================
Fred G. Weiss          16450 Maddalena Place        Director/  1999 to     Managing Director of FGW              51      Watson
                       Delray Beach, FL 33446       Trustee    present     Associates since 1997; Vice                   Pharma-
                       Age: 60                                             President, Planning Investment,               ceuticals,
                                                                           and Development of Warner                     Inc.; BTG
                                                                           Lambert Co. from 1979 to 1997.                Interna-
                                                                                                                         tional PLC;
                                                                                                                         Michael J.
                                                                                                                         Fox Founda-
                                                                                                                         tion for
                                                                                                                         Parkinson's
                                                                                                                         Research
                       ============================================================================================================
                       * The Director's/Trustee's term is unlimited.
===================================================================================================================================


                                                    Position(s)  Length
                                                       Held     of Time
 Name                        Address & Age           with Fund   Served          Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
          Fund Officers
-----------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke        P.O. Box 9011                Vice       Vice        First Vice President of FAM and MLIM since 1997 and the
                       Princeton, NJ 08543-9011     President  President   Treasurer thereof since 1999; Senior Vice President and
                       Age: 41                      and        since       Treasurer of Princeton Services since 1999; Vice
                                                    Treasurer  1997 and    President of FAMD sine 1999; Vice President of FAM and
                                                               Treasurer   MLIM from 1990 to 1997; Director of Taxation of MLIM
                                                               since 1999  since 1990.
===================================================================================================================================
Christopher Ayoub      P.O. Box 9011                Senior     1998 to     First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice       present     certain of its affiliates since 1998; Vice President of
                       Age: 45                      President              the Investment Adviser and certain of its affiliates
                                                    and Co-                from 1985 to 1998.
                                                    Portfolio
                                                    Manager
===================================================================================================================================
Robert C. Doll, Jr.    P.O. Box 9011                Senior     2000 to     President of FAM and MLIM since 2001; Co-Head (America's
                       Princeton, NJ 08543-9011     Vice       present     Region) of FAM and MLIM from 2000 to 2002; Director of
                       Age: 47                      President              Princeton Services since 1999; Chief Investment Officer
                                                                           of Oppenheimer Funds, Inc. in 1999 and Executive Vice
                                                                           President thereof from 1991 to 1999.
===================================================================================================================================
Philip Green           P.O. Box 9011                Senior     1999 to     Senior Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice       present     certain of its affiliates since 1999; Managing Director
                       Age: 37                      President              and Portfolio Manager of Global Institutional Services
                                                                           at Bankers Trust from 1997 to 1999; Vice President of
                                                                           Quantitative Equities at Bankers Trust in 1996; Vice
                                                                           President of Asset Allocations Strategies at Bankers
                                                                           Trust from 1994 to 1996; Vice President of Foreign
                                                                           Exchange and Currency Overlay Strategies at Bankers
                                                                           Trust from 1988 to 1999.
===================================================================================================================================
Jeffrey B. Hewson      P.O. Box 9011                Senior     1998        Director (Global Fixed Income) of the Investment Adviser
                       Princeton, NJ 08543-9011     Vice       to present  and certain of its affiliates since 1998; Vice President
                       Age: 49                      President              of the Investment Adviser and certain of its affiliates
                                                    and Co-                from 1989 to 1998; Portfolio Manager of the Investment
                                                    Portfolio              Adviser and certain of its affiliates since 1985.
                                                    Manager
===================================================================================================================================
Sidney Hoots           P.O. Box 9011                Senior     1999 to     Senior Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice       present     certain of its affiliates since 1999; Managing Director
                       Age: 40                      President              of Global Institutional Services at Bankers Trust from
                                                                           1992 to 1999.
===================================================================================================================================
Frank Salerno          P.O. Box 9011                Senior     1999 to     Chief Operating Officer, Institutional for MLIM
                       Princeton, NJ 08543-9011     Vice       present     (Americas Region); First Vice President of the
                       Age: 41                      President              Investment Adviser and certain of its affiliates since
                                                                           1999; Managing Director and Chief Investment Officer of
                                                                           Structured Investments at Bankers Trust from 1995 to
                                                                           1999.
===================================================================================================================================
Richard Vella          P.O. Box 9011                Senior     1999 to     First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice       present     certain of its affiliates since 1999; Managing Director,
                       Age: 43                      President              Global Index Funds of Bankers Trust from 1997 to 1999;
                                                                           Managing Director, International Index Funds of Bankers
                                                                           Trust from 1995 to 1999.
===================================================================================================================================
Debbie Jelilian        P.O. Box 9011                Portfolio  1999 to     Vice President of Investment Adviser and FAM since 1999;
                       Princeton, NJ 08543-9011     Manager    present     portfolio manager in Bankers Trust's Structured
                       Age: 32                                             Investment Management Group from 1993 to 1999.
===================================================================================================================================
Jeffrey L. Russo       P.O. Box 9011                Portfolio  2001 to     Vice President of the Investment Adviser and FAM since
                       Princeton, NJ 08543-9011     Manager    present     1999; portfolio manager and trader in Bankers
                       Age: 34                                             Trust/Deutsche Bank's Structured Investment Group
                                                                           specializing in global index portfolios from 1994 to
                                                                           1999.
===================================================================================================================================
Frank Viola            P.O. Box 9011                Co-        2001 to     Director of the Investment Adviser and certain of its
                       Princeton, NJ 08543-9011     Portfolio  present     affiliates and Portfolio Manager thereof since 1997;
                       Age: 37                      Manager                Treasurer of Merrill Lynch Bank & Trust Company from
                                                                           1996 to 1997.
===================================================================================================================================
Ira P. Shapiro         P.O. Box 9011                Secretary  1998 to     First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011                present     certain of its affiliates since 1998; Director (Legal
                       Age: 38                                             Advisory) of the Investment Adviser and certain of its
                                                                           affiliates from 1996 to 1997; Attorney with the
                                                                           Investment Adviser and certain of its affiliates from
                                                                           1993 to 1997.
                       =============================================================================================================
                       Further information about the Fund's Directors/Trustees is available in the Fund's Statement of Additional
                       Information, which can be obtained without charge by calling 1-800-MER-FUND.
===================================================================================================================================



                                     26 & 27

[Back Cover]

[LOGO]  OPPENHEIMERFUNDS/R/
        DISTRIBUTOR, INC.


RA0505.001.1201

















































































RS0505.001.1201                                         March 1, 2002